FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
COMMERCIAL PAPER - 75.3%
           BANKS - 8.6%
           ---------------------------------
$  5,000   Bank One Corp., 3/15/00            $ 4,966
  10,000   Bank One Corp., 3/31/00              9,907
  10,000   Deutche Bank, 2/11/00                9,984
  15,000   Deutche Bank, 3/1/00                14,929
   6,000   Societe Generale, 3/1/00             5,974
           --------------------------------- ---------
             Total                             45,760
           --------------------------------- ---------
           BROKERAGE - 3.5%
           ---------------------------------
  12,000   Merrill Lynch, 2/22/00              11,960
   7,000   Merrill Lynch, 2/23/00               6,977
           --------------------------------- ---------
             Total                             18,937
           --------------------------------- ---------
           CONSUMER PRODUCTS - 6.7%
           ---------------------------------
   5,000   Coca Cola Co., 2/8/00                4,995
  10,000   Coca Cola Co., 2/15/00               9,978
   5,000   Coca Cola Co., 2/16/00               4,988
   4,000   Coca Cola Co., 2/24/00               3,986
  12,000   Proctor & Gamble, 2/14/00           11,976
           --------------------------------- ---------
             Total                             35,923
           --------------------------------- ---------
           FINANCIAL - 56.5%
           ---------------------------------
   9,000   A.I. Credit Corp., 2/2/00            8,999
  10,000   American Express Credit Corp.,
             6/16/00                            9,781
  15,000   AT&T Credit Corp., 3/13/00          14,903
   6,000   Associates First Capital Corp.,
             2/29/00                            5,973
  18,000   Associates First Capital Corp.,
             3/28/00                           17,839
   5,400   Bellsouth Capital Funding, 2/9/00    5,393
  10,000   Bellsouth Capital Funding, 2/9/00    9,987
   9,000   Bellsouth Capital Funding, 3/2/00    8,957
  14,000   CIT Group, 3/7/00                   13,922
  14,000   Daimler Chrysler, 3/9/00            13,918
   5,000   Daimler Chrysler, 4/25/00            4,933
   5,000   Daimler Chrysler, 5/23/00            4,909
  10,000   Dupont, 2/10/00                      9,985
  10,000   Dupont, 3/8/00                       9,943
  13,000   Ford Motor Credit Corp., 2/24/00    12,953
   5,000   General Electric Capital Corp.,
             2/4/00                             4,987
   6,000   General Electric Capital Corp.,
             2/15/00                            5,987
   5,000   General Electric Capital Corp.,
             2/17/00                            4,998
  12,000   GMAC, 2/14/00                       11,976
   8,000   GMAC, 4/18/00                        7,900
   7,000   IBM Credit Corp., 3/29/00            6,937
  10,000   Metlife Funding, 2/18/00             9,973


PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$ 14,000   Metlife Funding, 2/8/00           $ 13,985
   6,000   J.P. Morgan, 2/7/00                  5,995
  14,000   Prudential Funding, 3/6/00          13,925
   5,000   Salomon Smith, Barney Inc., 2/1/00   5,000
   5,000   Salomon Smith, Barney Inc., 2/2/00   4,999
   7,000   Salomon Smith, Barney Inc., 2/10/00  6,990
   7,000   Salomon Smith, Barney Inc., 2/28/00  6,970
  10,000   U.B.S. Finance, 6/9/00               9,791
  10,000   U.B.S. Finance, 8/14/00              9,693
    5,000  Wells Fargo & Co., 2/16/00           4,988
   5,000   Wells Fargo & Co., 2/18/00           4,987
  10,000   Wells Fargo & Co., 3/13/00           9,935
           --------------------------------- ---------
             Total                            302,411
           --------------------------------- ---------
           Total Commercial Paper             403,031
           --------------------------------- ---------
CORPORATE BONDS - 7.3%
           FINANCIAL - 3.3%
           ---------------------------------
   4,000   Bank One, Floating Rate
             Note, 11/17/00, (6.090%, 2/18/00) (b) 4,001
   1,300   CIT Group, Monthly Floating Rate
             Note, 3/21/00, (6.280%, 2/21/00) (b) 1,301
   5,000   First National Bank of Chicago,
             5.510%, 2/9/00                     5,000
   7,000   Goldman Sachs Group, Floating Rate
             Note, 8/9/00 (5.900%, 3/9/00) (b)  7,000
           --------------------------------- ---------
             Total                             17,302
           --------------------------------- ---------
           MANUFACTURING - 2.5%
           ---------------------------------
   5,000   Ford Motor Credit Co., 6.840%,
             6/5/00                             5,018
   6,500   Ford Motor Credit Co., Floating
             Rate Note, 8/18/00,
             (6.120%, 2/18/00) (b)              6,498
   2,000   International Business Machines,
             6.375%, 6/15/00                    2,001
           --------------------------------- ---------
             Total                             13,517
           --------------------------------- ---------
           TECHNOLOGY - 1.5%
   8,000   AT&T Corp., Floating Rate
             Note, 12/20/00, (6.870%, 3/15/00) (b) 8,048
           --------------------------------- ---------
           Total Corporate Bonds               38,867
           --------------------------------- ---------
 REPURCHASE AGREEMENTS - 17.8%
  25,000   Barclays, 5.700%, dated 1/31/00,
             due 2/1/00, collateralized by
             U.S. Treasury Bill, due 7/6/00 with
             a value of $25,500                25,000
  25,000   SG Cowen, 5.700%, dated 1/31/00,
             due 2/1/00, collateralized by
             U.S. Treasury Notes, 6.500% - 6.625%,
             due 5/31/01 - 4/30/02 with a value
             of $25,212.                       25,000

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$ 45,549   Warburg/Dillon, 5.700%, dated
             1/31/00, due 2/1/00, collateralized
             by U. S. Treasury Note, 13.125%,
             due 5/15/01 with a value
             of $46,462.                     $ 45,549
           --------------------------------- ---------
           Total Repurchase Agreements         95,549
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $537,447) (A) - 100.4%        537,447
           ---------------------------------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - ( 0.4%)                    (2,021)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $535,426
           ------------------------------------------



(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
------------------------------------------------------

      PAR              SECURITY              AMORTIZED
    VALUE             DESCRIPTION              COST
---------  --------------------------------- ---------
U.S. GOVERNMENT AGENCIES - 100.1%
           FEDERAL FARM CREDIT BANK - 7.2%
           ---------------------------------
$  17,000  Discount Note, 2/3/00             $ 16,995
   10,000  Discount Note, 2/28/00               9,959
   15,000  Discount Note, 3/29/00              14,889
           --------------------------------- ---------
             Total                             41,843
           --------------------------------- ---------
           FEDERAL HOME LOAN BANK - 40.8%
           ---------------------------------
   25,000  Discount Note, 2/2/00               24,996
   20,000  Discount Note, 2/16/00              19,954
   10,000  Discount Note, 2/23/00               9,967
   25,000  Discount Note, 2/25/00              24,905
   20,000  5.160%, 3/8/00                      19,994
   20,000  Discount Note, 3/22/00              19,838
   20,000  Discount Note, 3/23/00              19,843
   15,000  Discount Note, 3/27/00              14,876
    7,000  4.980%, 4/14/00                      7,000
   10,000  4.970%, 4/20/00                      9,999
    8,000  5.050%, 4/26/00                      7,999
   35,000  Discount Note, 4/28/00              34,518
   10,000  5.350%, 6/8/00                       9,997
   15,000  Discount Note, 7/21/00              14,589
           --------------------------------- ---------
             Total                            238,475
           --------------------------------- ---------
           STUDENT LOAN MARKETING
           ASSOCIATION - 33.9%
           ---------------------------------
   40,000  Floating Rate Note, 2/17/00
             (6.140%, 2/7/00) (b)              40,000
   15,000  Floating Rate Note, 4/20/00
             (6.170%, 2/7/00) (b)              15,003

      PAR              SECURITY              AMORTIZED
    VALUE             DESCRIPTION              COST
---------  --------------------------------- ---------
$  25,000  Floating Rate Note, 7/20/00
             (5.880%, 2/7/00) (b)            $ 25,000
  118,500  Master Note, 5.850%, 7/1/00 (c)    118,500
           --------------------------------- ---------
             Total                            198,503
           --------------------------------- ---------
           TENNESSEE VALLEY AUTHORITY - 18.2%
           --------------------------------- ---------
   12,000  Discount Note, 2/2/00               11,998
   25,000  Discount Note, 2/7/00               24,977
   25,000  Discount Note, 2/8/00               24,974
   20,000  Discount Note, 2/10/00              19,972
   25,000  Discount Note, 3/6/00               24,869
           --------------------------------- ---------
             Total                            106,790
           --------------------------------- ---------
           Total U.S. Government Agencies     585,611
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $585,611) (A) - 100.1%        585,611
           ---------------------------------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.1%)                       (275)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $585,336
           --------------------------------- ---------


(a) Also represents cost for federal tax purposes.

(b) Current rate and demand date shown.

(c) Current rate shown.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
U.S. TREASURY NOTES - 26.6%
$ 20,000   6.875%, 3/31/00                   $ 20,044
   30,000  5.500%, 3/31/00                     29,995
   20,000  6.250%, 5/31/00                     20,053
   20,000  5.638%, 6/29/00                     19,553
   10,000  5.375%, 6/30/00                     10,002
   40,000  5.375%, 7/31/00                     39,989
   25,000  6.125%, 7/31/00                     25,080
   30,000  6.000%, 8/15/00                     30,062
   20,000  6.250%, 8/31/00                     20,083
           --------------------------------- ---------
           Total U.S. Treasury Notes          214,861
           --------------------------------- ---------
REPURCHASE AGREEMENTS - 73.5%
  81,000   ABN AMRO, 5.700%, dated 1/31/00,
             due 2/1/00, collateralized by U.S.
             Treasury Notes, 5.125% - 6.500%, due
             8/13/00 - 3/31/03 with a value of
             $54,204 and U.S. Treasury Bills due
             2/3/00 - 1/4/01 with a value
             of $27,673.                       81,000
  38,000   Banc One, 5.700%, dated 1/31/00,
             due 2/1/00, collateralized by U.S.
             Treasury Bonds, 6.000% - 8.875%, due
             5/15/16 - 2/15/26 with a value of
             $4,173, U.S. Treasury Bills due
             2/17/00 - 12/7/00 with a value of
             $11,051, and U.S. Treasury Notes,
             4.625% - 6.875%, due 3/31/00 -
             11/30/00 with a value of $23,537. 38,000
  81,000   Barclays Capital, 5.700%, dated
             1/31/00, due 2/1/00, collateralized
             by U.S. Treasury Bonds, 10.375%, due
             11/15/12 with a value of $74,342 and
             U.S. Treasury Notes, 6.125%, due
             7/31/00 with a value of $6,931.   81,000
  38,000   Bear Stearns, 5.710%, dated 1/31/00,
             due 2/1/00, collateralized by U.S.
             Treasury Bonds, 6.000% - 11.750%,
             due 5/15/05 - 8/15/29 with a
             value of $33,432, U.S. Treasury Bills
             due 2/17/00 - 1/4/01 with a value
             of $369 and U.S. Treasury Notes,
             5.250% - 7.750%, due 11/30/00 -
             2/15/07 with a value of $6,984.   38,000
  38,000   Chase Securities, 5.700%, dated
             1/31/00, due 2/1/00, collateralized
             by U.S. Treasury Notes, 4.250% -
             7.250%, due 4/30/02 - 8/15/04
             with a value of $38,761.          38,000



PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$ 38,000   Deutsche Bank, 5.700%, dated
             1/31/00, due 2/1/00, collateralized
             by U.S. Treasury Bonds, 9.000%,
             due 11/15/18 with a value of
             $23,226 and U.S. Treasury Notes,
             5.625%, due 9/30/01 with a value
             of $14,894.                    $  38,000
  38,000   J.P. Morgan, 5.700%, dated 1/31/00,
             due 2/1/00, collateralized by U.S.
             Treasury Bonds, 6.875%, due
             8/15/25 with a value of $18,467
             and U.S. Treasury Bills due 12/7/00
             with a value of $19,732.          38,000
  38,000   Nesbitt Burns, 5.720%, dated
             1/31/00, due 2/1/00, collateralized
             by U.S. Treasury Notes,
             5.500% - 6.375%, due 7/31/01-
             2/15/03 with a value of $21,632
             and U.S. Treasury Bills due
             4/6/00 - 6/8/00 with a value
             of $16,783.                       38,000
  38,000   Salomon Smith Barney, 5.680%, dated
             1/31/00, due 2/1/00, collateralized
             by U.S. Treasury Notes,
             5.250% - 6.125%, due 5/31/01 -
             12/31/01 with a value of $38,446. 38,000
  81,000   SG Cowen, 5.700%, dated 1/31/00,
             due 2/1/00, collateralized by U.S.
             Treasury Bonds, 5.250%, due 2/15/29
             with a value of $168 and U.S. Treasury
             Notes, 4.750% - 6.500%, due 5/31/01-
             11/15/08 with a value of $81,302. 81,000
  83,712   Warburg/Dillon, 5.700%, dated
             1/31/00, due 2/1/00, collateralized
             by U.S. Treasury Bonds,
             8.750% - 13.125%, due
             5/15/01 - 5/15/20
             with a value of $85,390.          83,712
           --------------------------------- ---------
           Total Repurchase Agreements        592,712
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $807,573) (A) - 100.1%        807,573
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.1)%                     (1,103)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $806,470
           --------------------------------- ---------


(a) Also represents cost for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
COMMERCIAL PAPER - 17.3%
$   2,000  Dallas Waterworks and Sewer,
             3.600%, 4/3/00                   $ 2,000
    2,000  Dallas Waterworks and Sewer,
             3.650%, 5/1/00                     2,000
    1,000  El Paso, Texas, 3.850%, 2/16/00      1,000
      900  Illinois Health Facilities Authority,
             3.700%, 2/2/00                       900
    1,100  Illinois Health Facilities Authority,
             3.700%, 2/2/00                     1,100
    2,000  Illinois Health Facilities Authority,
             3.250%, 2/22/00                    2,000
    3,000  Intermountain Power Agency, Utah,
             3.650%, 5/4/00                     3,000
      950  University of Michigan,
             3.350%, 2/23/00                      950
    3,000  University of Michigan,
             3.400%, 2/25/00                    3,000
    1,209  University of Texas, 3.850%, 2/14/00 1,209
           --------------------------------- ---------
           Total Commercial Paper              17,159
           --------------------------------- ---------
MUNICIPAL BONDS - 70.1%
           GENERAL OBLIGATION - 4.0%
           ---------------------------------
      100  Bentworth, Pennsylvania,
             School District, 5.600%, due 3/15/07,
             Prerefunded 3/15/00 @100             100
    1,110  Knox County, Tennessee,
             4.500%, due 3/1/00                 1,110
      800  Milan, Michigan, Area Schools,
             4.000%, due 4/3/00                   801
      565  Neenah, Wisconsin, Promissary
             Notes, Series A, 3.100%, due 3/1/00  565
    1,400  Syracuse, New York, 3.750%,
             due 5/19/00                        1,401
           --------------------------------- ---------
             Total                              3,977
           --------------------------------- ---------
           REVENUE BONDS - 66.1%
           ---------------------------------
    1,700  Burke County, Georgia, Development
             Authority Pollution Control, Floating
             Rate  Note, 7/1/24
             (3.550%, 2/1/00) (b)               1,700
    3,200  Chicago, Illinois, O'Hare International
             Airport, Floating Rate Note, 1/1/15
             (3.150%, 2/2/00) (b)               3,200
    1,000  Delaware County, Pennsylvania,
             Industrial Development Authority
             Airport Facilities, Floating Rate Note,
             12/1/15 (3.650%, 2/1/00) (b)       1,000
    1,900  Detroit, Michigan, Sewer Disposal,
             Floating Rate Note, 7/1/23
             (3.250%, 2/2/00) (b)               1,900
    3,000  Farmington, New Mexico, Pollution
             Control, Floating Rate Note, 5/1/24
             (3.500%, 2/1/00) (b)               3,000


PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   3,000  Farmington, New Mexico, Pollution
             Control, Floating Rate Note, 9/1/24
             (3.500%, 2/1/00) (b)             $ 3,000
      485  Franklin County, Ohio, Hospital,
             Floating Rate Note, 12/1/11
             (3.270%, 2/2/00) (b)                 485
      550  Grand Rapids, Michigan,
             Water Supply, Floating Rate Note,
             1/1/20 (3.100%, 2/3/00) (b)          550
    3,700  Hamilton County, Ohio, Hospital
             Facilities, Floating Rate Note, 1/1/18
             (3.130%, 2/2/00) (b)               3,700
    2,500  Iowa Financial Authority, Floating
             Rate Note, 8/15/12 (3.250%,
             2/2/00) (b)                        2,500
    2,500  Kansas City, Missouri, Industrial
             Development Authority Hospital,
             Floating Rate Note, 10/15/14
             (3.600%, 2/1/00) (b)               2,500
      700  Kansas City, Missouri, Industrial
             Development Authority Hospital,
             Floating Rate Note, 4/15/14
             (3.600%, 2/1/00) (b)                 700
    1,000  Kansas City, Missouri, Industrial
             Development Authority Hospital,
             Floating Rate Note, 10/15/15
             (3.600%, 2/1/00) (b)               1,000
      600  Lincoln County, Wyoming, Pollution
             Control, Floating Rate Note, 11/1/14
             (3.650%, 2/1/00) (b)                 600
    4,500  Long Island Power Authority
             Electric Systems, New York, Floating
             Rate Note, 5/1/33 (3.500%,
             2/1/00) (b)                        4,500
    1,700  Los Angeles, California, Regional
             Airports, Floating Rate Note,
             12/1/25 (3.700%, 2/1/00) (b)       1,700
      400  Lower Neches Valley Authority,
             Texas, Floating Rate Note, 2/15/17
             (3.450%, 2/16/00) (b)                400
    1,200  Maryland State Health and Higher
             Education, Floating Rate Note,
             7/1/24 (3.300%, 2/2/00) (b)        1,200
    1,100  Massachusetts State Industrial
             Financial Agency, 7.000%, due
             11/1/19, Prerefunded 11/1/00 @100  1,124
      500  Michigan State Hospital Financial
             Authority, 7.100%, due 7/1/18,
             Prerefunded 7/1/00 @102              512
      500  Michigan State Hospital Financial
             Authority, Floating Rate Note,
             12/1/23 (3.320%, 2/2/00) (b)         500


(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
-------------------------------------------------------

PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   1,170  Michigan State Hospital Financial
             Authority, Hospital Equipment,
             Floating Rate Note, 12/1/23
             (3.320%, 2/2/00) (b)             $ 1,170
    1,400  Montgomery County, Ohio, Health
             Care Facilities, Floating Rate Note,
             12/1/08 (3.350%, 2/1/00) (b)       1,400
    4,500  New York City, New York, Municipal
             Water Authority, Water & Sewer
             System, Floating Rate Note, 6/15/24
             (3.500%, 2/1/00) (b)               4,500
      900  New York State Tollway Authority,
             Floating Rate Note, 1/1/27
             (3.850%, 2/1/00) (b)                 900
    2,500  North Carolina Educational Facilities,
             Floating Rate Note, 9/1/20
             (3.130%, 2/2/00) (b)               2,500
    4,500  Perry County, Mississippi, Pollution
             Control, Floating Rate Note, 3/1/02
             (3.500%, 2/1/00) (b)               4,500
    2,000  Pittsburgh, Pennsylvania, Floating
             Rate Note, 3/1/20
             (3.280%, 2/3/00) (b)               2,000
      500  Plaquemines, Louisiana, Port Harbor
             & Terminal District Port Facilities,
             Floating Rate Note, 3/15/06
             (3.000%, 3/15/00) (Next call
             3/15/00 @100) (b)                    500
      500  Purdue University, Indiana, 5.400%,
             due 7/1/00                           503
    1,300  Stevenson, Alabama, Industrial
             Development Board Environmental
             Impact, Floating Rate Note, 11/1/16
             (3.650%, 2/1/00) (b)               1,300



PRINCIPAL              SECURITY              AMORTIZED
   AMOUNT             DESCRIPTION              COST
---------  --------------------------------- ---------
$   4,610  Washington State Health Care
             Facilities Authority, Floating Rate
             Note, 10/1/05 (3.500%, 2/1/00) (b)$ 4,610
    3,000  Wisconsin State Health Facilities
             Authority, Floating Rate Note,
             1/1/16 (3.150%, 2/2/00) (b)        3,000
    2,700  York County, Pennsylvania,
             Industrial Development Authority
             Pollution Control, Floating Rate
             Note, 9/1/20 (3.130%, 2/2/00) (b)  2,700
           --------------------------------- ---------
             Total                             65,354
           --------------------------------- ---------
           Total Municipal Bonds               69,331
           --------------------------------- ---------
MONEY MARKET - 13.8%
    4,959  Federated Tax Free Trust             4,959
    8,714  SEI Institutional Tax Free Fund      8,714
           --------------------------------- ---------
           Total Money Market                  13,673
           --------------------------------- ---------
           TOTAL INVESTMENTS (AMORTIZED
           COST $100,163) (A) - 101.2%        100,163
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (1.2%)                     (1,226)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%          $98,937
           --------------------------------- ---------

(a) Also represents cost for federal tax purposes.

(b) Current rate and next reset date shown.

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                         PRIME         GOVERNMENT     U.S. TREASURY   TAX EXEMPT
                                                      MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
ASSETS:                                                   FUND            FUND            FUND           FUND
                                                     --------------  --------------  -------------- --------------
Investments, at amortized cost (Cost $441,898; $585,611;  $441,898        $585,611         $214,861       $100,163
   $214,861 and $100,163, respectively)
Repurchase agreements, at amortized cost (Cost $95,549; $0;
   $592,712 and $0, respectively)                           95,549             --           592,712             --
                                                    --------------  --------------   -------------- --------------
   Total Investments                                       537,447         585,611          807,573        100,163
Cash                                                             1              40                1             --
Interest receivable                                            618           2,686            2,752            429
Prepaid expenses and other assets                               14             105               15             27
                                                    --------------  --------------   -------------- --------------
   Total Assets                                            538,080         588,442          810,341        100,619
                                                    --------------  --------------   -------------- --------------
LIABILITIES:
Dividends payable                                            2,373           2,524            3,601            248
Payable for investments purchased                              --               --               --          1,390
Accrued expenses and other payables:
   Investment advisory fees                                    173             202              187             --
   Administration fees                                          38             149               22             25
   Distribution fees                                            23              58               --              1
   Other                                                        47             173               61             18
                                                    --------------  --------------   -------------- --------------
   Total Liabilities                                         2,654           3,106            3,871          1,682
                                                    --------------  --------------   -------------- --------------
NET ASSETS:
Paid-in Capital                                            535,432         585,311          806,423         98,947
Accumulated undistributed net realized gains
   (losses) on investment transactions                          (6)           (390)              27            (10)
Undistributed net investment income                             --             415               20             --
                                                    --------------  --------------   -------------- --------------
   Total Net Assets                                       $535,426        $585,336         $806,470       $ 98,937
                                                    ==============  ==============   ============== ==============

Net assets:
   Institutional shares                                    420,384         249,795          806,470         77,320
   Investment A shares                                     115,042         335,541               NA         21,617
                                                    --------------  --------------   -------------- --------------
   Total                                                  $535,426        $585,336         $806,470       $ 98,937
                                                    ==============  ==============   ============== ==============

Outstanding units of beneficial interest (shares)
   Institutional shares                                    420,391         249,768          806,420         77,320
   Investment A shares                                     115,043         335,562              NA          21,628
                                                    --------------  --------------   -------------- --------------
   Total                                                   535,434         585,330          806,420         98,948
                                                    ==============  ==============   ============== ==============

Net asset value
   Offering and redemption price per share -
   Institutional Shares and Investment A Shares             $ 1.00          $ 1.00           $ 1.00         $ 1.00
                                                    ==============  ==============   ============== ==============

(See Notes which are an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                       PRIME         GOVERNMENT     U.S. TREASURY   TAX EXEMPT
                                                    MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                        FUND            FUND            FUND           FUND
                                                  --------------  --------------   -------------- --------------
INVESTMENT INCOME:
Interest income                                          $13,404         $16,467          $23,685         $1,344
                                                  --------------  --------------   -------------- --------------
   Total Income                                           13,404          16,467           23,685          1,344
                                                  --------------  --------------   -------------- --------------

EXPENSES:
Investment Advisory fees                                     964           1,227            1,803            198
Administrative fees                                          418             651              761             65
Distribution services - Investment A shares                  118             450              --              32
Fund accounting fees                                          50              98               92             23
Transfer agent fees                                           17              25               23             11
Trustees' fees                                                 2               3                4              1
Audit and legal fees                                           8              15               20              5
Custodian fees                                                15              27               36              4
Miscellaneous fees                                            24              10               56             10
                                                  --------------  --------------   -------------- --------------
     Total Expenses                                        1,616           2,506            2,795            349
                                                  --------------  --------------   -------------- --------------
     Less fees voluntarily reduced                          (252)           (397)          (1,082)          (221)
                                                  --------------  --------------   -------------- --------------
     Net Expenses                                          1,364           2,109            1,713            128
                                                  --------------  --------------   -------------- --------------
     Net Investment Income                                12,040          14,358           21,972          1,216
                                                  --------------  --------------   -------------- --------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions              (6)             (1)            (200)            --
                                                  --------------  --------------   -------------- --------------
Change in net assets resulting from operations           $12,034         $14,357          $21,772         $1,216
                                                  ==============  ==============   ============== ==============

(See Notes which are in an integral part of the Financial Statements)

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                              GOVERNMENT
                                                    PRIME MONEY MARKET FUND             MONEY MARKET FUND
                                                 ------------------------------- -------------------------------
                                                    SIX MONTHS                      SIX MONTHS
                                                       ENDED                          ENDED
                                                   JAN. 31, 2000    YEAR ENDED    JAN. 31, 2000     YEAR ENDED
                                                    (UNAUDITED)    JULY 31, 1999   (UNAUDITED)     JULY 31, 1999
                                                  --------------  --------------  --------------  --------------
INCREASE /(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                  $  12,040        $ 19,140        $  14,358      $  30,404
Net realized gains/(losses) on investment transactions        (6)              3               (1)            27
                                                  --------------  --------------   -------------- --------------
   Change in net assets resulting from operations         12,034          19,143           14,357         30,431
                                                  --------------  --------------   -------------- --------------

DISTRIBUTIONS TO INSTITUTIONAL SHAREHOLDERS:
   From net investment income                             (9,774)        (16,776)          (6,082)       (12,423)
DISTRIBUTIONS TO INVESTMENT A SHAREHOLDERS:
   From net investment income                             (2,266)         (2,365)          (8,276)       (17,952)
                                                  --------------  --------------   -------------- --------------
   Change in net assets from shareholder distributions   (12,040)        (19,141)         (14,358)       (30,375)
                                                  --------------  --------------   -------------- --------------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                              814,207       1,164,194          513,603        683,747
Assets acquired from reorganization                           --              --               --        445,341
Dividends reinvested                                         439             440              625          7,325
Cost of shares redeemed                                 (702,604)     (1,146,146)        (562,983)      (873,697)
                                                  --------------  --------------   -------------- --------------
   Change in net assets from share transactions          112,042          18,488          (48,755)       262,716
                                                  --------------  --------------   -------------- --------------
   Change in net assets                                  112,036          18,490          (48,756)       262,772

NET ASSETS:
Beginning of period                                      423,390         404,900          634,092        371,320
                                                  --------------  --------------   -------------- --------------
End of Period                                          $ 535,426     $   423,390        $ 585,336      $ 634,092
                                                  ==============  ==============   ============== ==============

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                          U.S. TREASURY
                                        MONEY MARKET FUND                  TAX EXEMPT MONEY MARKET FUND
                                 -------------------------------- ----------------------------------------------
                                    SIX MONTHS                      SIX MONTHS
                                       ENDED                           ENDED
                                  JAN. 31, 2000     YEAR ENDED     JAN. 31, 2000   PERIOD ENDED     YEAR ENDED
                                   (UNAUDITED)     JULY 31, 1999    (UNAUDITED)  JULY 31, 1999 (A)SEPT. 30, 1998
                                  --------------  --------------  --------------  --------------  --------------
INCREASE /(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                   $ 21,972        $ 42,353         $ 1,216         $    968       $  1,756
Net realized gains/(losses)
on investment transactions                  (200)            236              --               (8)            (2)
                                   -------------  --------------  --------------   -------------- --------------
   Change in net assets resulting
   from operations                        21,772          42,589           1,216              960          1,754
                                   -------------  --------------  --------------   -------------- --------------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:
   From net investment income            (21,972)        (42,379)           (380)            (188)            (6)
DISTRIBUTIONS TO INVESTMENT A
SHAREHOLDERS:
   From net investment income                --               --            (836)            (780)        (1,750)
                                   -------------  --------------  --------------   -------------- --------------
   Change in net assets from
   shareholder distributions             (21,972)        (42,379)         (1,216)            (968)        (1,756)
                                   -------------  --------------  --------------   -------------- --------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
Proceeds from shares issued            1,348,612       2,079,693         110,743           97,644        182,537
Dividends reinvested                       2,819           7,299              37              267          1,648
Cost of shares redeemed               (1,401,047)     (2,107,005)        (56,240)        (105,953)      (192,020)
                                  --------------  --------------  --------------   -------------- --------------
   Change in net assets from
   share transactions                    (49,616)        (20,013)         54,540           (8,042)        (7,835)
                                  --------------  --------------  --------------   -------------- --------------
   Change in net assets                  (49,816)        (19,803)         54,540           (8,050)        (7,837)

NET ASSETS:
Beginning of period                      856,286         876,089          44,397           52,447         60,284
                                  --------------  --------------  --------------   -------------- --------------
End of Period                        $   806,470       $ 856,286        $ 98,937        $  44,397      $  52,447
                                  ==============  ==============  ==============   ============== ==============

(a) Reflects operations for the period October 1, 1998 through July 31, 1999.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000 (UNAUDITED)
------------------------------------------------------------------------------


(1) ORGANIZATION

Fifth Third Funds, formerly known as the Fountain Square Funds, (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At January 31, 2000, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Prime Money Market Fund (formerly known as the Commercial Paper Fund), Government Money Market Fund (formerly known as the Government Cash Reserves Fund), U.S. Treasury Money Market Fund (formerly known as the U.S. Treasury Obligations Fund), and the Tax Exempt Money Market Fund (individually the "Fund" and collectively the "Funds").

The Prime Money Market Fund, Government Money Market Fund, and the Tax Exempt Money Market Fund offer two classes of shares: Institutional Shares (formerly known as Trust Shares) and Investment A Shares (formerly known as Investment Shares). Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The U.S. Treasury Money Market Fund offers only one class of shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. In addition, the Funds may not (a) purchase any instruments with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization or accretion of the premium or discount. Dividend

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows (amounts in thousands):

                                                             PRIME                        GOVERNMENT
                                                       MONEY MARKET FUND               MONEY MARKET FUND
                                                ------------------------------- -------------------------------
                                                  SIX MONTHS                      SIX MONTHS
                                                     ENDED                           ENDED
                                                 JAN. 31, 2000    YEAR ENDED     JAN. 31, 2000    YEAR ENDED
                                                  (UNAUDITED)    JULY 31, 1999    (UNAUDITED)    JULY 31, 1999
                                                --------------  --------------  --------------  --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                    $ 659,195     $ 1,076,548        $ 258,465       $451,018
   Dividends reinvested                                   439             440               --             --
   Shares redeemed                                   (587,611)     (1,096,972)        (261,657)      (419,089)
                                               --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES:                            $  72,023    $    (19,984)      $   (3,192)     $  31,929
                                               --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                    $ 155,012     $    87,646        $ 255,138       $232,729
   Shares issued for reorganization                        --              --               --        445,341
   Dividends reinvested                                    --              --              625          7,325
   Shares redeemed                                   (114,993)        (49,174)        (301,326)      (454,608)
                                               --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                              $  40,019     $    38,472       $  (45,563)     $ 230,787
                                               --------------  --------------   -------------- --------------
TOTAL NET INCREASE (DECREASE) FROM
   CAPITAL TRANSACTIONS                             $ 112,042     $    18,488       $  (48,755)     $ 262,716
                                               ==============  ==============   ============== ==============

SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                      659,195       1,076,548          258,465        451,018
   Dividends reinvested                                   439             440               --             --
   Shares redeemed                                   (587,611)     (1,096,970)        (261,657)      (419,089)
                                               --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES:                               72,023         (19,982)          (3,192)        31,929
                                               --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                      155,012          87,646          255,138        232,666
   Shares issued for reorganization                        --              --               --        445,357
   Dividends reinvested                                    --              --              625          7,325
   Shares redeemed                                   (114,993)        (49,174)        (301,338)      (454,494)
                                               --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                                 40,019          38,472          (45,575)       230,854
                                               --------------  --------------   -------------- --------------
TOTAL NET INCREASE/(DECREASE) FROM
   CAPITAL TRANSACTIONS                               112,042          18,490          (48,767)       262,783
                                               ==============  ==============   ============== ==============

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                     U.S. TREASURY                    TAX EXEMPT
                                                   MONEY MARKET FUND               MONEY MARKET FUND
                                            ------------------------------- -------------------------------
                                              SIX MONTHS                      SIX MONTHS
                                                 ENDED                           ENDED
                                             JAN. 31, 2000    YEAR ENDED     JAN. 31, 2000   PERIOD ENDED
                                              (UNAUDITED)    JULY 31, 1999    (UNAUDITED)   JULY 31, 1999*
                                            --------------  --------------  --------------  --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                              $ 1,348,612     $ 2,079,693         $107,823       $ 87,092
   Dividends reinvested                             2,819           7,299               --             --
   Shares redeemed                             (1,401,047)     (2,107,005)         (48,186)       (77,363)
                                           --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES:                     $    (49,616)   $    (20,013)        $ 59,637       $  9,729
                                           --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                    $  --           $  --          $ 2,920       $ 10,552
   Dividends reinvested                                --              --               37            267
   Shares redeemed                                     --              --           (8,054)       (28,590)
                                           --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                              $  --           $  --        $  (5,097)      $(17,771)
                                           --------------  --------------   -------------- --------------
TOTAL NET INCREASE (DECREASE) FROM
  CAPITAL TRANSACTIONS                       $    (49,616)   $    (20,013)        $ 54,540       $ (8,042)
                                           ==============  ==============   ============== ==============

SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
   Shares issued                                1,348,612       2,079,689          107,823         87,092
   Dividends reinvested                             2,819           7,299               --             --
   Shares redeemed                             (1,401,047)     (2,107,005)         (48,186)       (77,363)
                                           --------------  --------------   -------------- --------------
   INSTITUTIONAL SHARES:                          (49,616)        (20,017)          59,637          9,729
                                           --------------  --------------   -------------- --------------

INVESTMENT A SHARES:
   Shares issued                                       --              --            2,920         10,552
   Dividends reinvested                                --              --               37            266
   Shares redeemed                                     --              --           (8,054)       (28,589)
                                           --------------  --------------   -------------- --------------
   INVESTMENT A SHARES                                 --              --           (5,097)       (17,771)
                                           --------------  --------------   -------------- --------------
TOTAL NET INCREASE/(DECREASE) FROM
   CAPITAL TRANSACTIONS                           (49,616)        (20,017)          54,540         (8,042)
                                           ==============  ==============   ============== ==============

* Reflects operations for the period October 1, 1998 through July 31, 1999.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     (AMOUNTS IN THOUSANDS)

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services investment advisory fees at annual rates equal to the percentages that follow of the relevant Fund's average daily net assets: Prime Money Market Fund, Government Money Market Fund and U.S. Treasury Money Market Fund - 0.40%; and Tax Exempt Money Market Fund - 0.50%.

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the six months ended January 31, 2000, the Advisor waived $48 and $631 and $198 in advisory fees for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Tax Exempt Money Market Fund, respectively. For the six months ended January 31, 2000, the Advisor reimbursed certain operating expenses of $23 for the Tax Exempt Money Market Fund.

ADMINISTRATIVE FEE--BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Fund. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the six months ended January 31, 2000, the administrator waived $204, $307, and $451 in administration fees for the Prime Money Market Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively.

DISTRIBUTION SERVICES FEE--The Prime Money Market Fund, the Government Money Market Fund, and the Tax Exempt Money Market Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares to finance activities intended to result in the sales of each Funds' Investment A Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2000, the distributor waived $90 in distribution fees for the Government Money Market Fund.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Funds' custodian & accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officers and Trustees of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(5) OTHER ASSETS

Fidelity Bond and Errors / Omissions insurance coverage for the Funds and its Officers and Trustees had been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. The Funds include, in other assets certificates of deposit that collateralized standby letters of credit sponsoring potential capital needs of ICI Mutual. The following table details the certificates of deposit of the Funds:

                                               CERTIFICATES
                                                OF DEPOSIT
                                                ----------
Government Money Market Fund                     $175,000
Tax Exempt Money Market Fund                     $ 27,000

(6) FEDERAL INCOME TAXES

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At July 31, 1999, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations (amounts in thousands):

                                                     AMOUNT           EXPIRES
                                                  ----------------------------
Government Money Market Fund                           $293              2002
                                                                         2004
Tax Exempt Money Market Fund                              2              2007


FIFTH THIRD PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
----------------------------------------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                         JAN. 31, 2000                     YEAR ENDED JULY 31,
                                                       --------------------------------------------------------
                                          (UNAUDITED)     1999        1998        1997       1996        1995
                                        ------------    --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                            --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.03        0.05        0.05       0.05        0.05        0.05
                                            --------    --------    --------   --------    --------    --------
   Total from investment operations             0.03        0.05        0.05       0.05        0.05        0.05
                                            --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                       (0.03)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                            --------    --------    --------   --------    --------    --------
   Total distributions                         (0.03)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                            --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                            ========    ========    ========   ========    ========    ========
TOTAL RETURN                                    2.56%(a)    4.76%       5.25%      5.11%       5.20%       5.25%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                     0.52%(b)    0.52%       0.52%      0.52%       0.49%       0.49%
   Net investment income                        5.04%(b)    4.66%       5.13%      4.99%       5.07%       5.12%
   Expense waiver/reimbursement (c)             0.10%(b)    0.11%       0.12%      0.09%       0.08%       0.09%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)      $ 420,384   $ 348,366   $ 368,348  $ 341,827   $ 300,821   $ 223,640

                                          SIX MONTHS
                                            ENDED
                                         JAN. 31, 2000                     YEAR ENDED JULY 31,
                                                        -------------------------------------------------------
                                          (UNAUDITED)     1999        1998        1997       1996        1995
                                        ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                            --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.02        0.04        0.05       0.05        0.05        0.05
                                            --------    --------    --------   --------    --------    --------
   Total from investment operations             0.02        0.04        0.05       0.05        0.05        0.05
                                            --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                       (0.02)      (0.04)      (0.05)     (0.05)      (0.05)      (0.05)
                                            --------    --------    --------   --------    --------    --------
   Total distributions                         (0.02)      (0.04)      (0.05)     (0.05)      (0.05)      (0.05)
                                            --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                            ========    ========    ========   ========    ========    ========
TOTAL RETURN                                    2.43%(a)    4.53%       5.25%      5.11%       5.20%       5.25%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                     0.77%(b)    0.75%       0.52%      0.52%       0.49%       0.49%
   Net investment income                        4.81%(b)    4.39%       5.13%      4.99%       5.06%       5.12%
   Expense waiver/reimbursement (c)             0.10%(b)    0.13%       0.47%      0.44%       0.40%       0.44%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)      $ 115,042   $  75,024   $  36,552  $  33,438   $  19,341   $  10,169

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


                                           SIX MONTHS
                                              ENDED                         YEAR ENDED JULY 31,
                                          JAN. 31, 2000  -------------------------------------------------------
                                           (UNAUDITED)     1999        1998        1997       1996        1995
                                         ------------    --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                             --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.02        0.05        0.05       0.05        0.05        0.05
                                             --------    --------    --------   --------    --------    --------
   Total from investment operations              0.02        0.05        0.05       0.05        0.05        0.05
                                             --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                        (0.02)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                             --------    --------    --------   --------    --------    --------
   Total distributions                          (0.02)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                             --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                             ========    ========    ========   ========    ========    ========
TOTAL RETURN                                     2.44%(a)    4.60%       5.13%      5.01%       5.11%       5.22%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                      0.57%(b)    0.56%       0.52%      0.51%       0.50%       0.50%
   Net investment income                         4.80%(b)    4.52%       5.02%      4.90%       4.99%       5.17%
   Expense waiver/reimbursement (c)              0.10%(b)    0.11%       0.12%      0.09%       0.07%       0.20%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)       $ 249,795   $ 252,987   $ 221,034  $ 162,543   $ 132,326   $ 129,603


                                         SIX MONTHS
                                            ENDED                         YEAR ENDED JULY 31,
                                        JAN. 31, 2000  -------------------------------------------------------
                                         (UNAUDITED)     1999        1998        1997       1996        1995
                                       ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                           --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.02        0.04        0.05       0.05        0.05        0.05
                                           --------    --------    --------   --------    --------    --------
   Total from investment operations            0.02        0.04        0.05       0.05        0.05        0.05
                                           --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                      (0.02)      (0.04)      (0.05)     (0.05)      (0.05)      (0.05)
                                           --------    --------    --------   --------    --------    --------
   Total distributions                        (0.02)      (0.04)      (0.05)     (0.05)      (0.05)      (0.05)
                                           --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD              $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                           ========    ========    ========   ========    ========    ========
TOTAL RETURN                                   2.34%(a)    4.41%       5.13%      5.00%       5.11%       5.22%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                    0.77%(b)    0.75%       0.52%      0.51%       0.51%       0.50%
   Net investment income                       4.59%(b)    4.26%       5.02%      4.90%       4.97%       5.17%
   Expense waiver/reimbursement (c)            0.15%(b)    0.17%       0.47%      0.44%       0.42%       0.45%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)     $ 335,541   $ 381,105   $ 150,286  $ 110,543    $ 68,884  $   45,726

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JULY 31,
                                            JAN. 31, 2000  -------------------------------------------------------
                                             (UNAUDITED)     1999        1998        1997       1996        1995
                                           ------------    --------    --------   --------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                               --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.02        0.05        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------
   Total from investment operations                0.02        0.05        0.05       0.05        0.05        0.05
                                               --------    --------    --------   --------    --------    --------

LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                          (0.02)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
   Total distributions                            (0.02)      (0.05)      (0.05)     (0.05)      (0.05)      (0.05)
                                               --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                               ========    ========    ========   ========    ========    ========
TOTAL RETURN                                       2.49%(a)    4.68%       5.31%      5.11%       5.24%       5.18%

RATIOS TO AVERAGE NET ASSETS:
   Expenses                                           0.38%(b)    0.38%       0.38%      0.42%       0.43%       0.44%
   Net investment income                              4.87%(b)    4.57%       5.19%      5.00%       5.10%       5.07%
   Expense waiver/reimbursement (c)                   0.24%(b)    0.24%       0.24%      0.17%       0.12%       0.11%

SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $ 806,470   $ 856,286   $ 876,089  $ 539,087   $ 489,228   $ 321,640

(a)                                              Not annualized.
(b)                                                  Annualized.
(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See notes which are an integral part of the financial statements)

FIFTH THIRD TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
                                          SIX MONTHS     PERIOD      PERIOD
                                            ENDED         ENDED       ENDED
                                         JAN. 31, 2000  JULY 31,    SEPT. 30,
                                          (UNAUDITED)     1999*      1998**
                                        ------------    --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD         $  1.00     $  1.00     $  1.00
                                            --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.02        0.03       --
                                            --------    --------    --------
   Total from investment operations             0.02        0.03       --
                                            --------    --------    --------
LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                       (0.02)      (0.03)      --
                                            --------    --------    --------
   Total distributions                         (0.02)      (0.03)      --
                                            --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  1.00     $  1.00     $  1.00
                                            ========    ========    ========
TOTAL RETURN                                    1.55%(a)    2.24%(a)    2.74%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                     0.30%(b)    0.61%(b)    0.63%(b)
   Net investment income                        3.11%(b)    2.66%(b)    3.09%(b)
   Expense waiver/reimbursement (c)             0.50%(b)    0.33%(b)--(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)         $  77,320   $  17,682    $  7,953


                                        SIX MONTHS
                                           ENDED                         YEAR ENDED JULY 31,
                                       JAN. 31, 2000  ------------------------------------------------------
                                        (UNAUDITED)     1999        1998        1997       1996        1995
                                      ------------    --------    --------   --------    --------    --------
INVESTMENT A SHARES***
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                          --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                      0.02        0.03        0.03       0.03        0.03        0.03
                                          --------    --------    --------   --------    --------    --------
   Total from investment operations           0.02        0.03        0.03       0.03        0.03        0.03
                                          --------    --------    --------   --------    --------    --------
LESS DISTRIBUTIONS
   Distributions to shareholders from
   net investment income                     (0.02)      (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                                          --------    --------    --------   --------    --------    --------
   Total distributions                       (0.02)      (0.03)      (0.03)     (0.03)      (0.03)      (0.03)
                                          --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD             $  1.00     $  1.00     $  1.00    $  1.00     $  1.00     $  1.00
                                          ========    ========    ========   ========    ========    ========
TOTAL RETURN                                  1.52%(a)    2.18%(a)    2.74%      2.72%       2.67%       3.02%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                   0.37%(b)    0.75%(b)    0.71%      0.80%       0.89%       0.81%
   Net investment income                      2.98%(b)    2.60%(b)    2.88%      2.79%       2.66%       2.99%
   Expense waiver/reimbursement (c)           0.68%(b)    0.44%(b)   --         --          --          --
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)    $  21,617   $  26,715   $  44,494  $  60,284   $  59,915   $  64,780

***Reflects operations for the period from October 1, 1998 through July 31,
   1999.
***Reflects operations for the period from September 21, 1998 (commencement of operations) through September 30, 1998.
***Information for the period prior to September 21, 1998 is for the Cardinal
   Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money Market Fund.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d)Represents total return based the activity of Investment A Shares for the period from October 1, 1997 to September 20, 1998 and and the activity of the Institutional Shares for the period from September 21, 1998 to September 30, 1998. Total return for the Institutional Shares for the period from September 21, 1998 (commencement of operations) to September 30, 1998 was 3.16% annualized.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS
CHANGE IN INDEPENDENT AUDITOR

--------------------------------------------------------------------------------

In March 2000, Ernst & Young LLP (Ernst & Young) resigned as independent auditor of the Fifth Third Funds (the Funds). Arthur Andersen LLP (Arthur Andersen) was selected as the Funds' independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Directors.

The reports on the financial statements audited by Ernst & Young for the years ended July 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' two most recent fiscal years and up to and including March 2000, there were no disagreements between the Funds and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.